Submission	Aug. 12, 2026
Submission [Line Items]
Central Index Key	0000916076
Registrant Name	MARTIN MARIETTA MATERIALS INC
Registration File Number	333-293581
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES